DEBT - Capped Call Options (Details) - Call Option ¥ in Millions, $ in Millions	Nov. 03, 2017 CNY (¥) $ / item	Nov. 03, 2017 USD ($) $ / item
Debt Instrument [Line Items]
Cap price of the capped call transactions per ADS	221.31	221.31
Premium paid for capped call transactions	¥ 177	$ 27